Short-term debt (Details) - EUR (€) € in Thousands	Sep. 30, 2022	Aug. 01, 2022	Dec. 31, 2021
Debt
Short-term debt from unrelated parties	€ 543,523		€ 1,178,353
Short-term debt from related parties (see note 4 c)	39,000		77,500
Short-term debt	582,523		1,255,853
Cash and cash equivalents before offset	1,227,187		1,598,193
Short-term debt from unrelated parties before offset	657,158		1,294,891
Commercial paper program
Debt
Short-term debt from unrelated parties	411,820		715,153
Outstanding amount	412,000		715,000
Borrowings under lines of credit
Debt
Short-term debt from unrelated parties	131,621		463,091
Borrowings offset under cash management system	113,635		116,538
Other
Debt
Short-term debt from unrelated parties	82		€ 109
Maximum | Commercial paper program
Debt
Commercial paper borrowing limit	1,500,000
Maximum | Related party loan agreement
Debt
Short term borrowing capacity from related party	€ 600,000
Maximum | Related party revolving facility
Debt
Short term borrowing capacity from related party		€ 600,000